Document and Entity Information	May 06, 2026
Cover [Abstract]
Entity Registrant Name	CYTOKINETICS INC
Amendment Flag	false
Entity Central Index Key	0001061983
Document Type	8-K
Document Period End Date	May 06, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-50633
Entity Tax Identification Number	94-3291317
Entity Address, Address Line One	350 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	624-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	CYTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false